Financial Instruments at Fair Value Through Profit or Loss - Summary of Financial Instruments at Fair Value through Profit or Loss (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Financial assets-noncurrent
Financial assets held for trading, Derivatives (not designated for hedge), Forward exchange contracts	$ 517		$ 0
Financial liabilities-current
Financial liabilities held for trading, Derivatives (not designated for hedge), Forward exchange contracts	1	$ 0	1
Non listed stocks domestic [Member]
Financial assets-noncurrent
Non-derivatives	293		0
Non listed stocks foreign [Member]
Financial assets-noncurrent
Non-derivatives	$ 224		$ 0